Gotham Enhanced 500 ETF

SCHEDULE OF INVESTMENTS at December 31, 2020 (Unaudited)

	Shares	Value
Common Stocks - 99.9%
Advertising - 0.2%
The Interpublic Group of Companies, Inc.	60	$1,411
Omnicom Group, Inc.	36	2,246
		3,657
Aerospace & Defense - 1.5%
The Boeing Co.	12	2,569
General Dynamics Corp.	4	595
Howmet Aerospace, Inc.	68	1,941
L3Harris Technologies, Inc.	8	1,512
Lockheed Martin Corp.	44	15,619
Northrop Grumman Corp.	12	3,657
Raytheon Technologies Corp.	24	1,716
Teledyne Technologies, Inc. (1)	2	784
TransDigm Group, Inc. (1)	2	1,238
		29,631
Agriculture - 1.8%
Altria Group, Inc.	280	11,480
Archer-Daniels-Midland Co.	84	4,235
Philip Morris International, Inc.	232	19,207
		34,922
Airlines - 0.1%
Alaska Air Group, Inc.	2	104
American Airlines Group, Inc.	8	126
Delta Air Lines, Inc.	12	483
Southwest Airlines Co.	8	373
United Airlines Holdings, Inc. (1)	4	173
		1,259
Apparel - 0.3%
Hanesbrands, Inc.	52	758
Nike, Inc. - Class B	28	3,961
PVH Corp.	12	1,127
Ralph Lauren Corp. - Class A	4	415
Tapestry, Inc.	4	124
Under Armour, Inc. - Class C (1)	8	119
VF Corp.	4	342
		6,846
Auto Manufacturers - 1.7%
Cummins, Inc.	24	5,450
Ford Motor Co.	72	633
General Motors Co.	84	3,498
PACCAR, Inc.	52	4,486
Tesla, Inc. (1)	28	19,759
		33,826
Auto Parts & Equipment - 0.1%
Aptiv PLC	4	521
BorgWarner, Inc.	32	1,237
		1,758

Banks - 1.8%
Bank of America Corp.	156	4,728
The Bank of New York Mellon Corp.	12	509
Citigroup, Inc.	36	2,220
Citizens Financial Group, Inc.	4	143
Comerica, Inc.	2	112
Fifth Third Bancorp	12	331
First Republic Bank	2	294
The Goldman Sachs Group, Inc.	4	1,055
Huntington Bancshares, Inc.	16	202
JPMorgan Chase & Co.	52	6,608
KeyCorp	16	262
M&T Bank Corp.	2	254
Morgan Stanley	192	13,158
Northern Trust Corp.	2	186
The PNC Financial Services Group, Inc.	4	596
Regions Financial Corp.	16	258
State Street Corp.	4	291
SVB Financial Group (1)	2	776
Truist Financial Corp.	24	1,150
U.S. Bancorp	24	1,118
Wells Fargo & Co.	76	2,294
Zions Bancorp N.A.	2	87
		36,632
Beverages - 1.5%
Brown-Forman Corp. - Class B	8	636
The Coca-Cola Co.	304	16,671
Constellation Brands, Inc. - Class A	28	6,133
Molson Coors Brewing Co. - Class B	32	1,446
Monster Beverage Corp. (1)	8	740
PepsiCo, Inc.	24	3,559
		29,185
Biotechnology - 1.2%
Alexion Pharmaceuticals, Inc. (1)	28	4,375
Amgen, Inc.	12	2,759
Biogen, Inc. (1)	24	5,876
Bio-Rad Laboratories, Inc. - Class A (1)	2	1,166
Corteva, Inc.	12	465
Gilead Sciences, Inc.	24	1,398
Illumina, Inc. (1)	8	2,960
Incyte Corp. (1)	12	1,044
Regeneron Pharmaceuticals, Inc. (1)	8	3,865
Vertex Pharmaceuticals, Inc. (1)	4	945
		24,853
Building Materials - 0.6%
Carrier Global Corp.	64	2,414
Fortune Brands Home & Security, Inc.	20	1,714
Johnson Controls International PLC	108	5,032
Martin Marietta Materials, Inc.	2	568
Masco Corp.	40	2,197
Vulcan Materials Co.	2	297
		12,222

Chemicals - 2.0%
Air Products and Chemicals, Inc.	2	546
Albemarle Corp.	4	590
Celanese Corp.	2	260
CF Industries Holdings, Inc.	32	1,239
Dow, Inc.	112	6,216
DuPont de Nemours, Inc.	12	853
Eastman Chemical Co.	20	2,005
Ecolab, Inc.	44	9,520
FMC Corp.	20	2,299
International Flavors & Fragrances, Inc.	2	218
Linde PLC	8	2,108
LyondellBasell Industries NV	4	367
The Mosaic Co.	56	1,288
PPG Industries, Inc.	36	5,192
The Sherwin-Williams Co.	10	7,349
		40,050
Commercial Services - 2.3%
Automatic Data Processing, Inc.	4	705
Cintas Corp.	12	4,242
Equifax, Inc.	4	771
FleetCor Technologies, Inc. (1)	4	1,091
Gartner, Inc. (1)	2	320
Global Payments, Inc.	4	862
IHS Markit Ltd.	4	359
MarketAxess Holdings, Inc.	2	1,141
Moody’s Corp.	2	581
Nielsen Holdings PLC	4	83
PayPal Holdings, Inc. (1)	80	18,736
Quanta Services, Inc.	20	1,440
Robert Half International, Inc.	16	1,000
Rollins, Inc.	8	313
S&P Global, Inc.	36	11,834
United Rentals, Inc. (1)	12	2,783
Verisk Analytics, Inc.	2	415
		46,676
Computers - 8.4%
Accenture PLC - Class A	36	9,404
Apple, Inc.	991	131,496
Cognizant Technology Solutions Corp.	36	2,950
DXC Technology Co.	4	103
Fortinet, Inc. (1)	4	594
Hewlett Packard Enterprise Co.	20	237
HP, Inc.	196	4,820
International Business Machines Corp.	124	15,609
Leidos Holdings, Inc.	2	210
NetApp, Inc.	2	132
Seagate Technology PLC	40	2,486
Western Digital Corp.	4	222
		168,263
Cosmetics & Personal Care - 1.8%
Colgate-Palmolive Co.	128	10,945
The Estee Lauder Companies, Inc. - Class A	4	1,065
The Procter & Gamble Co.	176	24,489
		36,499

Distribution & Wholesale - 0.4%
Copart, Inc. (1)	4	509
Fastenal Co.	12	586
LKQ Corp. (1)	44	1,550
Pool Corp.	4	1,490
W.W. Grainger, Inc.	8	3,267
		7,402
Diversified Financial Services - 4.5%
American Express Co.	12	1,451
Ameriprise Financial, Inc.	2	389
BlackRock, Inc.	24	17,317
Capital One Financial Corp.	8	791
Cboe Global Markets, Inc.	4	373
The Charles Schwab Corp.	20	1,061
CME Group, Inc. - Class A	4	728
Discover Financial Services	44	3,983
Franklin Resources, Inc.	76	1,899
Intercontinental Exchange, Inc.	8	922
Invesco Ltd.	68	1,185
Mastercard, Inc. - Class A	60	21,416
Nasdaq, Inc.	24	3,186
Raymond James Financial, Inc.	4	383
Synchrony Financial	8	278
T. Rowe Price Group, Inc.	32	4,845
Visa, Inc. - Class A	128	27,997
The Western Union Co.	60	1,316
		89,520
Electric - 0.7%
The AES Corp.	12	282
Alliant Energy Corp.	4	206
Ameren Corp.	4	312
American Electric Power Co., Inc.	8	666
CenterPoint Energy, Inc.	8	173
CMS Energy Corp.	4	244
Consolidated Edison, Inc.	4	289
Dominion Energy, Inc. (1)	12	902
DTE Energy Co.	2	243
Duke Energy Corp.	12	1,099
Edison International	4	251
Entergy Corp.	2	200
Evergy, Inc.	4	222
Eversource Energy	4	346
Exelon Corp.	16	676
FirstEnergy Corp.	8	245
NextEra Energy, Inc.	32	2,469
NRG Energy, Inc.	36	1,352
Pinnacle West Capital Corp.	2	160
PPL Corp.	12	338
Public Service Enterprise Group, Inc.	8	466
Sempra Energy	4	510
The Southern Co.	16	983
WEC Energy Group, Inc.	4	368
Xcel Energy, Inc.	8	533
		13,535
Electrical Components & Equipment - 0.6%
AMETEK, Inc.	36	4,354
Emerson Electric Co.	92	7,394
		11,748

Electronics - 1.2%
Agilent Technologies, Inc.	4	474
Allegion PLC	2	233
Amphenol Corp.	4	523
FLIR Systems, Inc.	2	88
Fortive Corp.	52	3,683
Garmin Ltd.	4	479
Honeywell International, Inc.	48	10,209
Keysight Technologies, Inc. (1)	2	264
Mettler-Toledo International, Inc. (1)	2	2,279
PerkinElmer, Inc.	4	574
Roper Technologies, Inc.	8	3,449
TE Connectivity Ltd. (1)	4	484
Vontier Corp. (1)	28	935
Waters Corp. (1)	4	990
		24,664
Engineering & Construction - 0.1%
Jacobs Engineering Group, Inc.	20	2,179

Entertainment - 0.0% (2)
Live Nation Entertainment, Inc. (1)	4	294

Environmental Control - 0.3%
Pentair PLC	24	1,274
Republic Services, Inc.	48	4,622
Waste Management, Inc.	8	944
		6,840
Food - 1.7%
Campbell Soup Co.	44	2,127
Conagra Brands, Inc.	72	2,611
General Mills, Inc.	92	5,410
The Hershey Co.	4	609
Hormel Foods Corp.	8	373
The J.M. Smucker Co.	16	1,850
Kellogg Co.	52	3,236
The Kraft Heinz Co.	184	6,377
The Kroger Co.	24	762
Lamb Weston Holdings, Inc.	2	158
McCormick & Co., Inc.	4	382
Mondelez International, Inc.	24	1,403
Sysco Corp.	76	5,644
Tyson Foods, Inc. - Class A	56	3,609
		34,551
Forest Products & Paper - 0.2%
International Paper Co.	60	2,983

Gas - 0.0% (2)
Atmos Energy Corp.	2	191
NiSource, Inc.	4	92
		283
Hand & Machine Tools - 0.3%
Snap-on, Inc.	8	1,369
Stanley Black & Decker, Inc.	24	4,286
		5,655

Healthcare - Products - 2.3%
Abbott Laboratories	108	11,825
ABIOMED, Inc. (1)	2	649
Align Technology, Inc. (1)	2	1,069
Baxter International, Inc.	8	642
Boston Scientific Corp. (1)	24	863
The Cooper Companies, Inc.	4	1,453
Danaher Corp.	44	9,774
DENTSPLY SIRONA, Inc.	2	105
Edwards Lifesciences Corp. (1)	12	1,095
Hologic, Inc. (1)	36	2,622
IDEXX Laboratories, Inc. (1)	4	2,000
Intuitive Surgical, Inc. (1)	2	1,636
Medtronic PLC	24	2,811
ResMed, Inc.	2	425
STERIS PLC	2	379
Stryker Corp.	8	1,960
Teleflex, Inc.	2	823
Thermo Fisher Scientific, Inc.	8	3,726
Varian Medical Systems, Inc. (1)	4	700
West Pharmaceutical Services, Inc.	4	1,133
Zimmer Biomet Holdings, Inc.	2	308
		45,998
Healthcare - Services - 3.1%
Anthem, Inc.	40	12,844
Catalent, Inc. (1)	4	416
Centene Corp. (1)	12	720
DaVita, Inc. (1)	16	1,879
HCA Healthcare, Inc.	52	8,552
Humana, Inc.	20	8,205
IQVIA Holdings, Inc. (1)	2	358
Laboratory Corp. of America Holdings (1)	16	3,257
Quest Diagnostics, Inc.	20	2,383
UnitedHealth Group, Inc.	64	22,444
Universal Health Services, Inc. - Class B	2	275
		61,333
Home Builders - 0.5%
D.R. Horton, Inc.	4	276
Lennar Corp. - Class A	16	1,220
NVR, Inc. (1)	2	8,160
PulteGroup, Inc.	4	172
		9,828
Home Furnishings - 0.1%
Leggett & Platt, Inc.	20	886
Whirlpool Corp.	8	1,444
		2,330
Household Products & Wares - 0.5%
Avery Dennison Corp.	12	1,861
Church & Dwight Co., Inc.	4	349
The Clorox Co.	8	1,616
Kimberly-Clark Corp.	52	7,011
		10,837
Housewares - 0.1%
Newell Brands, Inc.	64	1,359

Insurance - 2.7%
Aflac, Inc.	12	534
The Allstate Corp.	4	440
American International Group, Inc.	12	454
Aon PLC	28	5,916
Arthur J. Gallagher & Co.	4	495
Assurant, Inc.	2	272
Berkshire Hathaway, Inc. - Class B (1)	136	31,534
Chubb Ltd.	8	1,231
Cincinnati Financial Corp.	2	175
Everest Re Group Ltd.	2	468
Globe Life, Inc.	2	190
The Hartford Financial Services Group, Inc.	4	196
Lincoln National Corp.	2	101
Loews Corp.	4	180
Marsh & McLennan Companies, Inc.	76	8,892
MetLife, Inc.	16	751
Principal Financial Group, Inc.	4	198
The Progressive Corp.	8	791
Prudential Financial, Inc.	4	312
The Travelers Companies, Inc.	4	562
Unum Group	2	46
W.R. Berkley Corp.	2	133
Willis Towers Watson PLC	2	421
		54,292
Internet - 13.9%
Alphabet, Inc. - Class A (1)	45	78,869
Amazon.com, Inc. (1)	35	113,992
Booking Holdings, Inc. (1)	2	4,454
CDW Corp.	20	2,636
eBay, Inc.	104	5,226
Etsy, Inc. (1)	4	712
Expedia Group, Inc. - Class A	2	265
F5 Networks, Inc. (1)	4	704
Facebook, Inc. - Class A (1)	199	54,359
Netflix, Inc. (1)	26	14,059
NortonLifeLock, Inc.	12	249
Twitter, Inc. (1)	48	2,599
VeriSign, Inc. (1)	2	433
		278,557
Iron & Steel - 0.1%
Nucor Corp.	44	2,340

Leisure Time - 0.0% (2)
Carnival Corp.	12	260
Norwegian Cruise Line Holdings Ltd. (1)	4	101
Royal Caribbean Cruises Ltd.	4	299
		660
Lodging - 0.1%
Hilton Worldwide Holdings, Inc.	4	445
Las Vegas Sands Corp.	12	715
Marriott International, Inc.	4	528
MGM Resorts International	8	252
Wynn Resorts Ltd.	4	451
		2,391
Machinery - Construction & Mining - 0.7%
Caterpillar, Inc.	80	14,562

Machinery - Diversified - 0.9%
Deere & Co.	40	10,762
Dover Corp.	20	2,525
Flowserve Corp.	2	74
IDEX Corp.	12	2,390
Ingersoll Rand, Inc. (1)	4	182
Otis Worldwide Corp.	8	540
Rockwell Automation, Inc.	2	502
Westinghouse Air Brake Technologies Corp.	2	146
Xylem, Inc.	2	204
		17,325
Media - 1.6%
Charter Communications, Inc. - Class A (1)	22	14,554
Comcast Corp. - Class A	80	4,192
Discovery, Inc. - Class A (1)	12	361
DISH Network Corp. - Class A (1)	8	259
Fox Corp. - Class A	92	2,679
News Corp. - Class A	12	215
ViacomCBS, Inc. - Class B	92	3,428
The Walt Disney Co.	32	5,798
		31,486
Mining - 0.1%
Freeport-McMoRan, Inc.	28	729
Newmont Corp.	16	958
		1,687
Miscellaneous Manufacturers - 2.3%
3M Co.	88	15,382
A.O. Smith Corp.	4	219
Eaton Corp PLC	60	7,209
General Electric Co.	156	1,685
Illinois Tool Works, Inc.	48	9,786
Parker-Hannifin Corp.	20	5,448
Textron, Inc.	4	193
Trane Technologies PLC	40	5,806
		45,728
Office & Business Equipment - 0.0% (2)
Xerox Holdings Corp.	4	93
Zebra Technologies Corp. (1)	2	768
		861
Oil & Gas - 0.9%
Apache Corp.	8	113
Cabot Oil & Gas Corp.	8	130
Chevron Corp.	80	6,756
Concho Resources, Inc.	2	117
ConocoPhillips	16	640
Devon Energy Corp.	4	63
Diamondback Energy, Inc.	2	97
EOG Resources, Inc.	8	399
Exxon Mobil Corp.	196	8,079
Hess Corp.	4	211
HollyFrontier Corp.	2	52
Marathon Oil Corp.	12	80
Marathon Petroleum Corp.	8	331
Occidental Petroleum Corp.	16	277
Phillips 66	4	280
Pioneer Natural Resources Co.	2	228
Valero Energy Corp.	4	226
		18,079

Oil & Gas Services - 0.5%
Baker Hughes Co. - Class A	104	2,168
Halliburton Co.	136	2,570
National Oilwell Varco, Inc.	60	824
Schlumberger NV	208	4,541
TechnipFMC PLC	68	639
		10,742
Packaging & Containers - 0.3%
Amcor PLC	236	2,778
Ball Corp.	4	373
Packaging Corp. of America	16	2,206
Sealed Air Corp.	24	1,099
Westrock Co.	4	174
		6,630
Pharmaceuticals - 4.4%
AbbVie, Inc.	44	4,715
AmerisourceBergen Corp.	4	391
Becton Dickinson and Co.	4	1,001
Bristol-Myers Squibb Co.	40	2,481
Cardinal Health, Inc.	4	214
Cigna Corp.	16	3,331
CVS Health Corp.	196	13,387
DexCom, Inc. (1)	4	1,479
Eli Lilly and Co.	16	2,701
Henry Schein, Inc. (1)	2	134
Johnson & Johnson	164	25,810
McKesson Corp.	4	696
Merck & Co., Inc.	48	3,926
Perrigo Co. PLC	2	89
Pfizer, Inc.	700	25,767
Viatris, Inc. (1)	8	150
Zoetis, Inc.	8	1,324
		87,596
Pipelines - 0.4%
Kinder Morgan, Inc. (1)	340	4,648
ONEOK, Inc.	8	307
The Williams Companies, Inc.	120	2,406
		7,361
Real Estate - 0.2%
CBRE Group, Inc. (1)	52	3,261

Real Estate Investment Trusts (REITs) - 1.1%
Alexandria Real Estate Equities, Inc.	2	356
American Tower Corp.	24	5,387
AvalonBay Communities, Inc.	2	321
Boston Properties, Inc.	2	189
Crown Castle International Corp.	24	3,821
Digital Realty Trust, Inc.	4	558
Duke Realty Corp.	4	160
Equinix, Inc.	2	1,428
Equity Residential	4	237
Essex Property Trust, Inc.	2	475
Extra Space Storage, Inc.	2	232
Federal Realty Investment Trust	2	170
Healthpeak Properties, Inc.	8	242
Host Hotels & Resorts, Inc.	12	176
Iron Mountain, Inc.	4	118
Kimco Realty Corp.	4	60

Mid-America Apartment Communities, Inc.	2	253
Prologis, Inc.	12	1,196
Public Storage	2	462
Realty Income Corp.	4	249
Regency Centers Corp.	2	91
SBA Communications Corp.	4	1,129
Simon Property Group, Inc.	4	341
SL Green Realty Corp.	4	238
UDR, Inc.	4	154
Ventas, Inc.	4	196
Vornado Realty Trust	2	75
Welltower, Inc.	4	258
Weyerhaeuser Co.	112	3,755
		22,327
Retail - 7.4%
Advance Auto Parts, Inc.	12	1,890
AutoZone, Inc. (1)	4	4,742
Best Buy Co., Inc.	40	3,992
CarMax, Inc. (1)	2	189
Chipotle Mexican Grill, Inc. (1)	2	2,773
Costco Wholesale Corp.	4	1,507
Darden Restaurants, Inc.	4	476
Dollar General Corp.	40	8,412
Dollar Tree, Inc. (1)	4	432
Domino’s Pizza, Inc.	4	1,534
The Gap, Inc.	56	1,131
Genuine Parts Co.	20	2,009
The Home Depot, Inc.	140	37,187
L Brands, Inc.	40	1,488
Lowe’s Companies, Inc.	112	17,977
McDonald’s Corp.	12	2,575
O’Reilly Automotive, Inc. (1)	12	5,431
Ross Stores, Inc.	4	491
Starbucks Corp.	20	2,140
Target Corp.	76	13,416
Tiffany & Co.	4	526
The TJX Companies, Inc.	20	1,366
Tractor Supply Co.	16	2,249
Ulta Beauty, Inc. (1)	2	574
Walgreens Boots Alliance, Inc.	16	638
Walmart, Inc.	228	32,866
Yum! Brands, Inc.	4	434
		148,445
Savings & Loans - 0.0% (2)
People’s United Financial, Inc.	4	52

Semiconductors - 3.0%
Advanced Micro Devices, Inc. (1)	20	1,834
Analog Devices, Inc.	4	591
Applied Materials, Inc.	108	9,320
Broadcom, Inc.	4	1,751
Intel Corp.	428	21,323
IPG Photonics Corp. (1)	4	895
KLA Corp.	12	3,107
Lam Research Corp.	8	3,778
Maxim Integrated Products, Inc.	4	355
Microchip Technology, Inc.	4	552
Micron Technology, Inc. (1)	64	4,812

NVIDIA Corp.	10	5,222
Qorvo, Inc. (1)	2	333
QUALCOMM, Inc.	20	3,047
Skyworks Solutions, Inc.	2	306
Teradyne, Inc.	4	480
Texas Instruments, Inc.	16	2,626
Xilinx, Inc.	4	567
		60,899
Shipbuilding - 0.0% (2)
Huntington Ingalls Industries, Inc.	4	682

Software - 10.6%
Activision Blizzard, Inc.	48	4,457
Adobe, Inc. (1)	28	14,003
Akamai Technologies, Inc. (1)	2	210
ANSYS, Inc. (1)	4	1,455
Autodesk, Inc. (1)	12	3,664
Broadridge Financial Solutions, Inc.	16	2,451
Cadence Design Systems, Inc. (1)	16	2,183
Cerner Corp.	4	314
Citrix Systems, Inc.	2	260
Electronic Arts, Inc.	16	2,298
Fidelity National Information Services, Inc.	8	1,132
Fiserv, Inc. (1)	12	1,366
Intuit, Inc.	4	1,520
Jack Henry & Associates, Inc.	2	324
Microsoft Corp.	539	119,884
MSCI, Inc.	4	1,786
Oracle Corp.	464	30,016
Paychex, Inc.	4	373
Paycom Software, Inc. (1)	4	1,809
salesforce.com, Inc. (1)	56	12,462
ServiceNow, Inc. (1)	10	5,504
Synopsys, Inc. (1)	8	2,074
Take-Two Interactive Software, Inc. (1)	8	1,662
Tyler Technologies, Inc. (1)	2	873
		212,080
Telecommunications - 5.1%
Arista Networks, Inc. (1)	2	581
AT&T, Inc.	1,064	30,601
CenturyLink, Inc.	20	195
Cisco Systems, Inc.	632	28,282
Corning, Inc.	116	4,176
Juniper Networks, Inc.	48	1,081
Motorola Solutions, Inc.	2	340
T-Mobile US, Inc. (1)	24	3,236
Verizon Communications, Inc.	588	34,545
		103,037
Textiles - 0.1%
Mohawk Industries, Inc. (1)	12	1,691

Toys, Games & Hobbies - 0.0% (2)
Hasbro, Inc.	2	187

Transportation - 1.6%
C.H. Robinson Worldwide, Inc.	4	376
CSX Corp.	116	10,527
Expeditors International of Washington, Inc.	24	2,283
FedEx Corp.	8	2,077
J.B. Hunt Transport Services, Inc.	4	547
Kansas City Southern	2	408
Norfolk Southern Corp.	40	9,504
Old Dominion Freight Line, Inc.	2	390
Union Pacific Corp.	12	2,499
United Parcel Service, Inc. - Class B	16	2,694
		31,305
Water - 0.0% (2)
American Water Works Co., Inc.	2	307
Total Common Stocks
(Cost $1,997,350)		2,002,188

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 0.040% (3)	2,769	2,769
Total Short-Term Investments
(Cost $2,769)		2,769

Total Investments in Securities - 100.0%
(Cost $2,000,119)		2,004,957
Other Assets in Excess of Liabilities - 0.0% (2)		207
Total Net Assets - 100.0%		$2,005,164

(1) Non-income producing security.
(2) Does not round to 0.1% or (0.1)%, as applicable.
(3) The rate shown is the annualized seven-day effective yield as of December 31, 2020.

Summary of Fair Value Exposure at December 31, 2020 (Unaudited)

The Gotham Enhanced 500 ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$2,002,188	$–	$–	$2,002,188
Short-Term Investments	2,769	–	–	2,769
Total Investments in Securities	$2,004,957	$–	$–	$2,004,957